Summary Prospectus

September 1, 2018

Wells Fargo Absolute Return Fund

Class/Ticker: Class A - WARAX; Class C - WARCX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated September 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks a positive total return.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 27 and 28 of the Prospectus and "Additional Purchase and Redemption Information" on page 28 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 42 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.71%	0.71%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.57%	0.57%
Acquired Fund Fees and Expenses[3]	0.20%	0.20%
Total Annual Fund Operating Expenses	1.48%	2.23%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[4]	1.48%	2.23%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The amounts shown reflect the management fee of the Fund and the advisory fee of GMO Benchmark-Free Allocation Fund.
3.	These indirect expenses include interest expense that may be incurred by certain underlying funds.
4.

The Manager has contractually committed through August 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the
Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.71% for Class A and 1.46% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$717	$326	$226
3 Years	$1,016	$697	$697
5 Years	$1,336	$1,195	$1,195
10 Years	$2,242	$2,565	$2,565

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 5% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 9% for its fiscal year ended February 28, 2018.

Principal Investment Strategies

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade investments (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

Management and Operational Risk. The Fund runs the risk that GMO's investment techniques will fail to produce desired results, including annualized returns and annualized volatility. In addition, the Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer or its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year1
(returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+8.90%
Lowest Quarter: 4th Quarter 2008	-7.15%
Year-to-date total return as of 6/30/2018 is -1.84%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/1/2012	5.68%	2.58%	3.26%
Class A (after taxes on distributions)	3/1/2012	5.24%	2.06%	2.11%
Class A (after taxes on distributions and the sale of Fund Shares)	3/1/2012	3.57%	1.87%	2.09%
Class C (before taxes)	3/1/2012	10.30%	3.04%	3.09%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)		23.97%	10.80%	4.65%
Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		1.90%	0.09%	2.83%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		2.11%	1.43%	1.61%
1.

Historical performance shown for Class A and Class C prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests substantially all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A and Class C at their inception. These ratios were 1.66% for Class A and 2.41% for Class C.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Fund Management

Manager	Portfolio Manager[1], Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, CFA, Portfolio Manager/2012
1.

The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, a senior member of GMO's Asset Allocation Team, has been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

Summary Prospectus

September 1, 2018

Wells Fargo Absolute Return Fund

Class/Ticker: Administrator Class - WARDX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated September 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks a positive total return.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.71%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Acquired Fund Fees and Expenses[3]	0.20%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	1.37%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The amounts shown reflect the management fee of the Fund and the advisory fee of GMO Benchmark-Free Allocation Fund.
3.	These indirect expenses include interest expense that may be incurred by certain underlying funds.
4.

The Manager has contractually committed through August 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the
Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.57% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$139
3 Years	$440
5 Years	$763
10 Years	$1,677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 5% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 9% for its fiscal year ended February 28, 2018.

Principal Investment Strategies

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade investments (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

Management and Operational Risk. The Fund runs the risk that GMO's investment techniques will fail to produce desired results, including annualized returns and annualized volatility. In addition, the Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer or its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year1

Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 6/30/2018 is -1.84%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	3/1/2012	12.28%	3.97%	4.03%
Administrator Class (after taxes on distributions)	3/1/2012	11.79%	3.41%	2.85%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	3/1/2012	7.35%	2.94%	2.69%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)		23.97%	10.80%	4.65%
Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		1.90%	0.09%	2.83%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		2.11%	1.43%	1.61%
1.

Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests substantially all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. This ratio was 1.50% for Administrator Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Portfolio Manager[1], Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, CFA, Portfolio Manager/2012
1.

The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, a senior member of GMO's Asset Allocation Team, has been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003.

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

Summary Prospectus

September 1, 2018

Wells Fargo Absolute Return Fund

Class/Ticker: Institutional Class - WABIX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated September 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks a positive total return.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.71%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Acquired Fund Fees and Expenses[3]	0.20%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	1.13%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The amounts shown reflect the management fee of the Fund and the advisory fee of GMO Benchmark-Free Allocation Fund.
3.	These indirect expenses include interest expense that may be incurred by certain underlying funds.
4.

The Manager has contractually committed through August 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the
Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.33% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$115
3 Years	$363
5 Years	$631
10 Years	$1,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 5% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 9% for its fiscal year ended February 28, 2018.

Principal Investment Strategies

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade investments (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

Management and Operational Risk. The Fund runs the risk that GMO's investment techniques will fail to produce desired results, including annualized returns and annualized volatility. In addition, the Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer or its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year1

Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 6/30/2018 is -1.67%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	11/30/2012	12.57%	4.24%	4.17%
Institutional Class (after taxes on distributions)	11/30/2012	11.99%	3.57%	3.02%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	11/30/2012	7.58%	3.11%	2.84%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)		23.97%	10.80%	4.65%
Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		1.90%	0.09%	2.83%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		2.11%	1.43%	1.61%
1.

Historical performance shown for Institutional Class prior to its inception reflects the performance of the Administrator Class, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests substantially all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. The ratio was 1.50% for the Administrator Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Portfolio Manager[1], Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, CFA, Portfolio Manager/2012
1.

The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, a senior member of GMO's Asset Allocation Team, has been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003.

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

Summary Prospectus

September 1, 2018

Wells Fargo Absolute Return Fund

Class/Ticker: Class R- WARHX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated September 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks a positive total return.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.71%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.57%
Acquired Fund Fees and Expenses[3]	0.20%
Total Annual Fund Operating Expenses	1.73%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[4]	1.73%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The amounts shown reflect the management fee of the Fund and the advisory fee of GMO Benchmark-Free Allocation Fund.
3.	These indirect expenses include interest expense that may be incurred by certain underlying funds.
4.

The Manager has contractually committed through August 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the
Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.96% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the
Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$176
3 Years	$545
5 Years	$939
10 Years	$2,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 5% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 9% for its fiscal year ended February 28, 2018.

Principal Investment Strategies

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade investments (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

Management and Operational Risk. The Fund runs the risk that GMO's investment techniques will fail to produce desired results, including annualized returns and annualized volatility. In addition, the Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer or its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Class R as of 12/31 each year1

Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 6/30/2018 is -2.02%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	9/30/2015	11.90%	3.58%	4.03%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)		23.97%	10.80%	4.65%
Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		1.90%	0.09%	2.83%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		2.11%	1.43%	1.61%
1.

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be lower. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests substantially all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. The ratio was 1.50% for the Administrator Class.

Fund Management

Manager	Portfolio Manager[1], Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, CFA, Portfolio Manager/2012
1.

The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, a senior member of GMO's Asset Allocation Team, has been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003.

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
 Class R: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

Summary Prospectus

September 1, 2018

Wells Fargo Absolute Return Fund

Class/Ticker: Class R6 - WARRX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated September 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks a positive total return.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.71%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Acquired Fund Fees and Expenses[3]	0.20%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[4]	1.05%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The amounts shown reflect the management fee of the Fund and the advisory fee of GMO Benchmark-Free Allocation Fund.
3.	These indirect expenses include interest expense that may be incurred by certain underlying funds.
4.

The Manager has contractually committed through August 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the
Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.28% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the
Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 5% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 9% for its fiscal year ended February 28, 2018.

Principal Investment Strategies

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade investments (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

Management and Operational Risk. The Fund runs the risk that GMO's investment techniques will fail to produce desired results, including annualized returns and annualized volatility. In addition, the Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer or its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year1

Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 6/30/2018 is -1.67%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	10/31/2014	12.78%	4.30%	4.20%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)		23.97%	10.80%	4.65%
Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		1.90%	0.09%	2.83%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		2.11%	1.43%	1.61%
1.

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. Historical performance for Institutional Class prior to its inception is based on the performance of Administrator Class shares. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. The ratio was 1.50% for the Administrator Class.

Fund Management

Manager	Portfolio Manager[1], Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, CFA, Portfolio Manager/2012
1.

The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, a senior member of GMO's Asset Allocation Team, has been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003.

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to Funds of Funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
 Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Link to Prospectus	Link to SAI